Employee Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 6,149	$ 4,743	$ 12,521	$ 9,482
Interest cost	6,972	7,408	13,915	14,812
Expected return on plan assets	(4,104)	(3,925)	(8,202)	(7,850)
Amortization of unrealized losses	8,106	4,355	17,335	8,709
Net periodic benefit costs	$ 17,123	$ 12,581	$ 35,569	$ 25,153